Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees £m1		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2024	322	1,105	650	2,077
Exchange and other adjustments	–	(2)	(2)	(4)
Provisions applied	–	(216)	(263)	(479)
(Credit) charge for the period	(43)	95	142	194
At 30 June 2024	279	982	527	1,788
1In respect of loans and advances to customers.